LEASES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Leases
Operating Lease, Expense	$ 25,710	$ 24,474	$ 83,888	$ 115,363
Operating Lease, Weighted Average Remaining Lease Term	1 year 9 months 18 days		1 year 9 months 18 days
Operating Lease, Weighted Average Discount Rate, Percent	5.50%		5.50%